Shareholders' Equity - Schedule of Warrants Activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Warrants Activity [Lne items]
Number of warrants, Forfeited	(6,023,700)
Weighted average life, Forfeited
Expiration dates, Forfeited
Number of warrants, ending balance		6,023,700	6,023,700	6,023,700
Weighted average life, ending balance		1 month 6 days	1 year 1 month 6 days	2 years 1 month 6 days
Expiration dates, ending balance		Feb. 05, 2024	Feb. 05, 2024	Feb. 05, 2024
Number of warrants, exercisable
Weighted average life, exercisable
Expiration dates, exercisable